July 31, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:  Keith O'Connell,
       Document Control - EDGAR

Re:        AXP High Yield Income Series, Inc.
           (formerly AXP Extra Income Fund, Inc.)
                AXP High Yield Bond Fund
           Post-Effective Amendment No. 37
           File No. 2-86637/811-3848

Dear Mr. O'Connell:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund do not differ from that contained in the Registrant's Post-Effective Amendment No. 37 (Amendment). This Amendment was filed electronically on July 28, 2003.

If you have any questions or concerns regarding this filing, please contact Heidi Brommer at (612) 671-2403 or me at 612-671-7981.

Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel